CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues, net of value-added tax	¥ 223,011	$ 34,178	¥ 198,363	¥ 190,898
Cost of revenues	(209,928)	(32,173)	(214,193)	(171,136)
Gross profit (loss)	13,083	2,005	(15,830)	19,762
Operating expenses:
Selling expenses	(25,761)	(3,948)	(30,241)	(21,718)
General and administrative expenses	(294,823)	(45,184)	(315,134)	(291,854)
Impairment of long-lived assets	(8,500)	(1,303)	(76,089)	(5,433)
Operating loss	(316,001)	(48,430)	(437,294)	(299,243)
Interest expense (including interest expense to related party amounting to RMB193, RMB151 and RMB41,918 (US$6,219) for the years ended December 31, 2018, 2019 and 2020, respectively)	(81,359)	(12,469)	(28,700)	(46,232)
Foreign exchange gain (loss) , net	(58,686)	(8,994)	34,990	36,531
Gain (loss) on disposal of long-lived assets	677	104	(1,299)	4,711
Interest income (including interest income from related party amounting to RMB285, RMB206 and RMB127(US$19) for the years ended December 31, 2018, 2019 and 2020, respectively)	8,440	1,293	9,165	14,168
Income (loss) from equity method investments	6,021	923	(5,078)	(20,747)
Gain (loss) on disposal of subsidiaries	(14,894)	(2,283)	0	3,341
Other income, net	6,312	967	37,138	34,206
Gain on disposal of an equity method investment	7,837	1,201	0	48,019
Loss before income tax	(441,653)	(67,688)	(391,078)	(225,246)
Income tax (expenses) benefit	37,624	5,766	38,986	(34,051)
Net loss	(404,029)	(61,922)	(352,092)	(259,297)
Net loss attributable to noncontrolling interests	94,040	14,412	45,043	24,422
Net loss attributable to Concord Medical Services Holdings Limited	¥ (309,989)	$ (47,510)	¥ (307,049)	¥ (234,875)
Loss per share for Class A and Class B ordinary shares:
Basic and diluted | (per share)	¥ (5.11)	$ (0.78)	¥ (4.24)	¥ (2.76)
Weighted average number of class A and class B ordinary shares outstanding:
Basic and diluted	131,053,858	131,053,858	130,238,498	130,104,787
Other comprehensive income (loss), net of tax of nil
Foreign currency translation, net tax of nil	¥ 50,856	$ 7,794	¥ (8,664)	¥ (41,203)
Total other comprehensive income (loss), net of tax	50,856	7,794	(8,664)	(41,203)
Comprehensive loss	(353,173)	(54,128)	(360,756)	(300,500)
Comprehensive loss attributable to noncontrolling interests	(94,040)	(14,412)	(43,930)	(22,902)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(259,133)	(39,716)	(316,826)	(277,598)
Equipment Leasing Revenues
Revenues, net of value-added tax	52,906	8,108	58,559	76,723
Cost of revenues	(36,911)	(5,657)	(77,730)	(63,125)
Services and other revenues
Revenues, net of value-added tax	140,050	21,464	117,027	99,117
Cost of revenues	(143,443)	(21,984)	(119,096)	(100,232)
Medicine income
Revenues, net of value-added tax	30,055	4,606	22,777	15,058
Cost of revenues	¥ (29,574)	$ (4,532)	¥ (17,367)	¥ (7,779)